Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous liabilities [abstract]
Transactions in transit	€ 811	€ 994	€ 744
Accrued expenses and deferred income	6,790	6,507	6,562
Other	4,990	3,569	2,915
Other liabilities	€ 12,591	€ 11,070	€ 10,221